RELATED PARTY TRANSACTIONS - Administrative Service Fee (Details) - USD ($)		12 Months Ended
	Apr. 20, 2023	Dec. 31, 2024	Dec. 31, 2023
Related Party Transaction [Line Items]
General and administrative expenses		$ 1,775,527	$ 1,122,892
Due to related party		50,221	7,500
Sponsor
Related Party Transaction [Line Items]
Administrative Fees Expense	$ 16,667
Sponsor | Monthly Fee For General And Administrative Services
Related Party Transaction [Line Items]
Due to related party		0	0
Related Party | Sponsor
Related Party Transaction [Line Items]
Management fee, monthly amount			$ 139,447
Related Party | Sponsor | Monthly Fee For General And Administrative Services
Related Party Transaction [Line Items]
General and administrative expenses		$ 200,004